6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 94.5%

Communication Services — 6.0%
Alphabet, Cl A*	31,100	$3,365,642
AT&T	381,449	6,690,616
Verizon Communications	154,441	6,457,178
		16,513,436
Consumer Discretionary — 3.7%
Home Depot(A)	11,680	3,368,746
Lowe's(A)	18,405	3,573,147
NIKE, Cl B	31,252	3,326,775
		10,268,668
Consumer Staples — 22.9%
Altria Group(A)	243,291	10,977,289
Coca-Cola	55,366	3,416,636
Colgate-Palmolive	88,095	6,889,910
Costco Wholesale	13,063	6,820,192
Kraft Heinz(A)	190,879	7,138,875
PepsiCo	20,185	3,477,270
Philip Morris International(A)	108,823	10,391,508
Procter & Gamble	24,995	3,447,810
Walgreens Boots Alliance	89,549	3,139,588
Walmart	53,906	7,145,241
		62,844,319
Energy — 9.5%
Chevron(A)	44,512	7,035,567
ConocoPhillips(A)	75,125	8,222,431
Exxon Mobil(A)	113,431	10,842,869
		26,100,867
Financials — 11.3%
American Express	23,297	3,541,144
Bank of New York Mellon	82,515	3,426,848
Capital One Financial	32,554	3,444,864
Citigroup(A)	137,606	6,716,549
JPMorgan Chase	31,277	3,557,133
MetLife	56,798	3,653,815
US Bancorp(A)	150,381	6,858,878
		31,199,231
Health Care — 25.2%
AbbVie(A)	76,431	10,276,912
Amgen	14,542	3,494,443
Bristol-Myers Squibb(A)	97,046	6,541,871
CVS Health(A)	74,405	7,302,851
Eli Lilly	22,038	6,638,507
Gilead Sciences(A)	179,813	11,412,731
Johnson & Johnson(A)	20,538	3,313,601
Merck(A)	80,701	6,888,637
Pfizer(A)	211,758	9,577,815

Description	Shares	Fair Value
Health Care (continued)
UnitedHealth Group	6,671	$3,464,450
		68,911,818
Industrials — 5.0%
3M	24,917	3,098,429
General Dynamics	15,793	3,615,491
Lockheed Martin(A)	17,040	7,158,675
		13,872,595
Information Technology — 7.2%
Accenture PLC, Cl A	11,722	3,381,328
Apple	22,117	3,477,235
International Business Machines(A)	27,054	3,475,086
NVIDIA(A)	19,370	2,923,708
QUALCOMM	24,229	3,204,770
Texas Instruments(A)	19,978	3,300,565
		19,762,692
Materials — 2.5%
Dow(A)	136,191	6,945,741

Real Estate — 1.2%
Simon Property Group‡	32,881	3,353,204

Total Common Stock

(Cost $273,135,635)		259,772,571

SHORT-TERM INVESTMENT — 5.4%
Invesco Government & Agency, CI Institutional, 2.22%(B)	14,862,648	14,862,648

Total Short-Term Investment (Cost $14,862,648)		14,862,648

Total Investments - 99.9%
(Cost $287,998,283)		$274,635,219

WRITTEN OPTION — -1.6%
Total Written Option
(Premiums Received $5,130,334)		$(4,499,136)

Percentages are based on Net Assets of $274,947,139.

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at August 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTION — (1.6)%
Call Options
S&P 500 Index*	(657)	$237,941,091	$4,100	10/22/22	$(4,499,136)
Total Written Option
(Premiums Received $5,130,334)					$(4,499,136)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $28,133,620.
(B)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor’s

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0500

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 5.0%
Activision Blizzard	7,729	$606,649
AT&T	33,391	585,678
ATN International	13,290	622,637
Cable One	439	498,265
Charter Communications, Cl A*	1,401	578,095
Electronic Arts	4,756	603,394
Scholastic	13,221	606,976
Shenandoah Telecommunications	27,803	619,729
TEGNA	29,263	626,227
Telephone and Data Systems	38,678	629,291
Verizon Communications	13,521	565,313
World Wrestling Entertainment, Cl A	8,667	589,443
		7,131,697
Consumer Discretionary — 2.8%
Graham Holdings, Cl B	1,019	576,173
Grand Canyon Education*	6,378	519,042
H&R Block	15,599	701,955
Helen of Troy*	4,676	578,094
McDonald's	2,348	592,353
Murphy USA	2,110	612,259
Service International	8,318	513,304
		4,093,180
Consumer Staples — 20.4%
Altria Group	13,987	631,093
B&G Foods	23,910	517,891
Brown-Forman, Cl B	8,244	599,339
Calavo Growers	14,931	627,699
Cal-Maine Foods	11,785	631,794
Campbell Soup	12,460	627,735
Casey's General Stores	3,008	643,020
Church & Dwight	7,042	589,486
Clorox	4,264	615,466
Coca-Cola	9,633	594,452
Colgate-Palmolive	7,638	597,368
Conagra Brands	17,967	617,705
Constellation Brands, Cl A	2,502	615,618
Edgewell Personal Care	15,481	603,140
Flowers Foods	22,036	601,583
Fresh Del Monte Produce	20,421	558,310
General Mills	8,101	622,157
Grocery Outlet Holding*	14,469	580,496
Hershey	2,675	600,992
Hormel Foods	12,412	624,075
Hostess Brands, Cl A*	27,114	628,503
Ingredion	6,753	587,984
J & J Snack Foods	4,551	678,235
Description	Shares	Fair Value
Consumer Staples (continued)
J M Smucker	4,576	$640,594
John B Sanfilippo & Son	8,137	656,899
Kellogg	8,299	603,669
Keurig Dr Pepper	15,899	606,070
Kimberly-Clark	4,609	587,740
Kraft Heinz	16,529	618,185
Kroger	13,105	628,254
Lancaster Colony	4,601	775,498
McCormick	6,937	583,194
Molson Coors Beverage, Cl B	11,472	592,758
Mondelez International, Cl A	9,467	585,629
PepsiCo	3,493	601,739
Philip Morris International	6,214	593,375
Pilgrim's Pride*	19,757	562,482
Post Holdings*	6,933	615,373
Procter & Gamble	4,319	595,763
SpartanNash	18,719	569,619
Sprouts Farmers Market*	22,706	656,203
Tootsie Roll Industries	17,167	615,094
TreeHouse Foods*	13,724	639,538
Tyson Foods, Cl A	7,005	528,037
Universal	11,128	567,973
USANA Health Sciences*	8,823	569,260
Walmart	4,621	612,514
WD-40	3,417	646,359
		29,245,960
Energy — 2.1%
Chevron	3,852	608,847
Dorian LPG	36,535	531,584
DT Midstream	11,292	623,431
Exxon Mobil	6,517	622,960
Williams	18,656	634,864
		3,021,686
Financials — 15.2%
Alleghany*	732	615,744
Allegiance Bancshares	14,119	598,081
Allstate	5,299	638,530
American Financial Group	4,708	601,117
AMERISAFE	13,524	646,718
Assurant	3,573	566,285
BancFirst	5,570	600,780
Capitol Federal Financial	63,594	576,162
City Holding	7,147	607,566
Commerce Bancshares	8,767	602,907
CVB Financial	23,363	613,045
Employers Holdings	16,309	638,660
Encore Capital Group*	8,886	485,886
EZCORP, Cl A*	73,684	644,735
First Horizon	26,876	607,935
Hanover Insurance Group	4,655	602,310
Horace Mann Educators	18,311	654,984

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials (continued)
KKR Real Estate Finance Trust‡	32,283	$621,771
Lakeland Financial	8,181	616,356
Mercury General	15,338	489,282
NBT Bancorp	15,224	590,387
Northfield Bancorp	41,535	612,226
Northwest Bancshares	43,082	606,164
PRA Group*	15,735	581,251
ProAssurance	28,701	613,914
Progressive	5,416	664,273
Provident Financial Services	25,491	592,156
RenaissanceRe Holdings	4,932	667,103
RLI	5,558	610,046
Safety Insurance Group	7,163	645,028
Selective Insurance Group	8,116	644,573
Southside Bancshares	15,430	581,402
Travelers	3,912	632,336
TrustCo Bank NY	18,377	612,688
Universal Insurance Holdings	50,291	600,475
Westamerica BanCorp	10,349	579,027
		21,861,903
Health Care — 14.5%
AbbVie	4,367	587,187
AmerisourceBergen, Cl A	4,293	629,182
Amgen	2,513	603,874
Amphastar Pharmaceuticals*	16,401	485,470
Baxter International	10,412	598,274
Becton Dickinson	2,523	636,855
Bristol-Myers Squibb	8,366	563,952
Chemed	1,293	615,714
Collegium Pharmaceutical*	34,538	607,178
Computer Programs and Systems*	18,251	556,838
CVS Health	6,428	630,908
DaVita*	7,091	604,791
Eagle Pharmaceuticals*	14,891	487,978
Encompass Health	12,042	584,880
Exelixis*	28,527	506,069
Gilead Sciences	10,296	653,487
HealthStream*	24,820	549,267
ICU Medical*	3,420	543,780
Innoviva*	43,510	572,592
Jazz Pharmaceuticals*	4,013	622,898
Johnson & Johnson	3,545	571,950
LHC Group*	3,774	609,388
McKesson	1,830	671,610
Merck	6,997	597,264
Meridian Bioscience*	19,499	635,472
Mesa Laboratories	2,869	490,197
Neurocrine Biosciences*	6,615	692,127
Omnicell*	5,585	571,290
Perrigo PLC	14,425	539,784
Description	Shares	Fair Value
Health Care (continued)
Pfizer	12,338	$558,048
Prestige Consumer Healthcare*	10,197	515,764
Quest Diagnostics	4,485	562,015
QuidelOrtho*	6,080	481,901
Supernus Pharmaceuticals*	19,182	656,600
United Therapeutics*	2,728	618,219
Vir Biotechnology*	21,957	521,479
		20,934,282
Industrials — 10.0%
3M	4,325	537,814
Aerojet Rocketdyne Holdings*	15,066	648,893
CACI International, Cl A*	2,098	589,265
Curtiss-Wright	4,338	638,510
FTI Consulting*	3,796	609,638
Heartland Express	39,298	595,365
Huntington Ingalls Industries	2,819	649,104
KBR	11,697	564,965
L3Harris Technologies	2,513	573,441
Landstar System	4,035	591,652
Leidos Holdings	6,101	579,900
Lockheed Martin	1,430	600,757
ManTech International, Cl A	6,398	613,632
MDU Resources Group	21,934	661,310
Mercury Systems*	10,665	513,306
MSC Industrial Direct, Cl A	7,522	595,818
National Presto Industries	8,642	589,557
Northrop Grumman	1,274	608,959
NV5 Global*	4,525	636,939
Park Aerospace	50,209	577,906
Science Applications International	6,486	590,680
Stericycle*	12,860	644,157
Waste Management	3,753	634,370
Werner Enterprises	14,617	581,610
		14,427,548
Information Technology — 3.1%
Citrix Systems	6,013	617,956
CSG Systems International	9,437	545,930
International Business Machines	4,651	597,421
Knowles*	32,147	487,027
MAXIMUS	9,220	558,640
OSI Systems*	6,425	535,331
Rogers*	2,296	575,194
Western Union	36,556	541,760
		4,459,259
Materials — 3.4%
AptarGroup	5,751	591,260
Clearwater Paper*	17,616	749,385
GCP Applied Technologies*	19,400	609,548
NewMarket	1,984	569,825
Newmont	13,672	565,474

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Materials (continued)
Royal Gold	5,876	$540,004
Silgan Holdings	14,067	640,752
Sonoco Products	9,796	617,344
		4,883,592
Real Estate — 6.6%
Apartment Income‡	14,041	573,575
Community Healthcare Trust‡	15,528	572,828
Corporate Office Properties Trust‡	22,489	581,116
Easterly Government Properties, Cl A‡	31,568	566,646
First Industrial Realty Trust‡	11,814	598,734
Four Corners Property Trust‡	21,488	577,812
Getty Realty‡	20,938	629,815
Healthcare Realty Trust, Cl A‡	23,854	580,129
LTC Properties‡	14,347	644,036
LXP Industrial Trust‡	57,188	575,311
National Retail Properties‡	13,105	588,415
Omega Healthcare Investors‡	19,419	634,225
Physicians Realty Trust‡	34,952	582,300
Rayonier‡	16,231	576,525
Sabra Health Care‡	39,886	597,093
Universal Health Realty Income Trust‡	11,357	577,958
		9,456,518
Utilities — 16.6%
ALLETE	9,861	583,574
Alliant Energy	10,085	615,588
Ameren	6,625	613,608
American Electric Power	6,226	623,845
American States Water	6,940	575,812
Avista	14,270	579,790
Black Hills	8,096	611,086
California Water Service Group	10,125	592,616
Chesapeake Utilities	4,502	568,603
CMS Energy	8,898	600,971
Consolidated Edison	6,252	611,070
Dominion Energy	7,462	610,392
Duke Energy	5,593	597,948
Essential Utilities	11,883	584,049
Evergy	9,015	617,798
Eversource Energy	6,794	609,354
FirstEnergy	15,450	611,048
Hawaiian Electric Industries	14,415	563,915
IDACORP	5,566	608,030
Middlesex Water	6,761	600,174
National Fuel Gas	8,685	618,980
New Jersey Resources	13,412	592,006
NiSource	20,367	601,030
Northwest Natural Holding	11,435	544,420
NorthWestern	11,253	596,184
Description	Shares	Fair Value
Utilities (continued)
OGE Energy	15,141	$613,816
ONE Gas	7,389	578,337
Pinnacle West Capital	8,310	626,158
PNM Resources	12,753	604,875
Portland General Electric	11,957	617,818
PPL	21,067	612,628
Sempra Energy	3,745	617,813
South Jersey Industries	17,816	603,072
Southern	8,074	622,263
Southwest Gas Holdings	7,021	546,585
Spire	8,270	577,990
UGI	14,270	563,665
Unitil	11,036	574,865
WEC Energy Group	5,915	610,073
Xcel Energy	8,347	619,765
		23,921,614

Total Common Stock
(Cost $142,269,371)		143,437,239

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 2.22%(A)	603,908	603,908

Total Short-Term Investment (Cost $603,908)		603,908

Total Investments - 100.1%
(Cost $142,873,279)		$144,041,147

Percentages are based on Net Assets of $143,891,749.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
PLC — Public Limited Company

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0500

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 6.3%
Alphabet, Cl A*	18,504	$2,002,503
AT&T	226,963	3,980,931
Verizon Communications	91,894	3,842,088
		9,825,522
Consumer Discretionary — 3.9%
Home Depot	6,949	2,004,231
Lowe's	10,950	2,125,833
NIKE, Cl B	18,594	1,979,331
		6,109,395
Consumer Staples — 24.1%
Altria Group	144,755	6,531,346
Coca-Cola	32,941	2,032,789
Colgate-Palmolive	52,417	4,099,533
Costco Wholesale	7,774	4,058,805
Kraft Heinz	113,572	4,247,593
PepsiCo	12,011	2,069,135
Philip Morris International	64,748	6,182,787
Procter & Gamble	14,873	2,051,582
Walgreens Boots Alliance	53,282	1,868,067
Walmart	32,073	4,251,276
		37,392,913
Energy — 10.0%
Chevron	26,484	4,186,061
ConocoPhillips	44,700	4,892,415
Exxon Mobil	67,489	6,451,274
		15,529,750
Financials — 12.0%
American Express	13,861	2,106,872
Bank of New York Mellon	49,097	2,038,998
Capital One Financial	19,369	2,049,628
Citigroup	81,876	3,996,368
JPMorgan Chase	18,609	2,116,402
MetLife	33,796	2,174,097
US Bancorp	89,476	4,080,999
		18,563,364
Health Care — 26.6%
AbbVie	45,474	6,114,434
Amgen	8,652	2,079,076
Bristol-Myers Squibb	57,742	3,892,388
CVS Health	44,272	4,345,297
Eli Lilly	13,114	3,950,330
Gilead Sciences	106,987	6,790,464
Johnson & Johnson	12,220	1,971,575
Merck	48,017	4,098,731
Pfizer	125,992	5,698,618
Description	Shares	Fair Value
Health Care (continued)
UnitedHealth Group	3,969	$2,061,221
		41,002,134
Industrials — 5.3%
3M	14,825	1,843,489
General Dynamics	9,397	2,151,255
Lockheed Martin	10,139	4,259,495
		8,254,239
Information Technology — 7.6%
Accenture PLC, Cl A	6,974	2,011,720
Apple	13,159	2,068,858
International Business Machines	16,096	2,067,531
NVIDIA	11,525	1,739,584
QUALCOMM	14,416	1,906,804
Texas Instruments	11,887	1,963,851
		11,758,348
Materials — 2.7%
Dow	81,033	4,132,683

Real Estate — 1.3%
Simon Property Group‡	19,565	1,995,239

Total Common Stock
(Cost $162,093,943)		154,563,587

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 2.22%(A)	374,119	374,119

Total Short-Term Investment (Cost $374,119)		374,119

Total Investments - 100.0%
(Cost $162,468,062)		$154,937,706

Percentages are based on Net Assets of $154,940,094

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
PLC — Public Limited Company

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Concluded)

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0500

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 1.2%
ATN International	15,585	$730,157

Consumer Discretionary — 18.2%
Asbury Automotive Group*	4,059	708,214
Buckle	23,709	765,327
G-III Apparel Group*	31,946	673,103
Group 1 Automotive	4,087	729,897
Haverty Furniture	25,175	675,194
MDC Holdings	20,977	651,965
Meritage Homes*	8,518	667,385
Movado Group	20,278	646,665
Patrick Industries	12,260	649,412
Perdoceo Education*	53,236	616,473
Shoe Carnival	31,379	746,506
Sonic Automotive, Cl A	16,811	894,178
Sturm Ruger	10,912	570,152
Tri Pointe Homes*	41,402	717,497
Vista Outdoor*	24,216	680,954
Zumiez*	26,280	682,229
		11,075,151
Consumer Staples — 13.1%
B&G Foods	28,627	620,061
Calavo Growers	17,501	735,742
Cal-Maine Foods	13,971	748,985
Hostess Brands, Cl A*	31,420	728,316
J & J Snack Foods	5,289	788,219
John B Sanfilippo & Son	9,589	774,120
Tootsie Roll Industries	20,205	723,945
TreeHouse Foods*	16,278	758,555
Universal	13,370	682,405
USANA Health Sciences*	10,229	659,975
WD-40	3,988	754,370
		7,974,693
Energy — 1.1%
Dorian LPG	44,697	650,341

Financials — 23.3%
Ambac Financial Group*	61,611	929,710
Ameris Bancorp	15,331	715,652
BankUnited	18,844	698,170
Capitol Federal Financial	75,238	681,656
Customers Bancorp*	19,503	676,559
Employers Holdings	18,849	738,127
Encore Capital Group*	20,855	1,140,351
Enova International*	21,130	738,282
Hilltop Holdings	25,503	673,279
Description	Shares	Fair Value
Financials (continued)
HomeStreet	20,020	$696,896
Horace Mann Educators	21,738	777,568
Mr Cooper Group*	16,278	688,559
Pathward Financial	21,329	703,004
Piper Sandler	5,819	666,683
PRA Group*	18,521	684,166
Safety Insurance Group	8,585	773,079
TrustCo Bank NY	21,462	715,544
Universal Insurance Holdings	58,290	695,983
Westamerica BanCorp	12,264	686,171
		14,079,439
Health Care — 12.3%
Amphastar Pharmaceuticals*	19,430	575,128
Arcus Biosciences*	27,497	662,128
Collegium Pharmaceutical*	40,141	705,679
Eagle Pharmaceuticals*	17,186	563,185
Fulgent Genetics*	11,513	500,470
Innoviva*	102,151	1,344,306
iTeos Therapeutics*	27,581	611,747
Meridian Bioscience*	22,452	731,711
Prestige Consumer Healthcare*	12,169	615,508
uniQure*	29,465	575,746
Vir Biotechnology*	24,976	593,180
		7,478,788
Industrials — 11.5%
Aerojet Rocketdyne Holdings*	17,642	759,841
Boise Cascade	10,479	653,156
Encore Wire	5,939	772,664
Heartland Express	46,684	707,263
Heidrick & Struggles International	23,045	655,861
Insteel Industries	24,898	719,552
ManTech International, Cl A	7,560	725,079
Matson	8,797	647,987
Mueller Industries	10,804	682,489
National Presto Industries	10,002	682,336
		7,006,228
Information Technology — 2.2%
Kulicke & Soffa Industries	15,038	632,198
Rogers*	2,706	677,907
		1,310,105
Materials — 5.6%
AdvanSix	18,805	681,869
GCP Applied Technologies*	22,958	721,340
Mercer International	48,627	788,730
TimkenSteel*	42,470	651,490
Trinseo	20,941	555,565
		3,398,994

6 Meridian

Small Cap Equity ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate — 3.5%
Easterly Government Properties, Cl A‡	37,855	$679,497
LTC Properties‡	17,202	772,198
Universal Health Realty Income Trust‡	13,735	698,974
		2,150,669
Utilities — 7.8%
American States Water	8,023	665,668
Avista	17,222	699,729
California Water Service Group	11,812	691,356
Chesapeake Utilities	5,311	670,780
Middlesex Water	7,846	696,490
Northwest Natural Holding	13,589	646,972
Unitil	13,140	684,463
		4,755,458

Total Common Stock
(Cost $63,743,351)		60,610,023

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 2.22%(A)	262,760	262,760

Total Short-Term Investment (Cost $262,760)		262,760

Total Investments - 100.2%
(Cost $64,006,111)		$60,872,783

Percentages are based on Net Assets of $60,775,628

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0500

6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services — 4.7%
Alphabet, Cl A*	11,811	$1,278,186

Consumer Discretionary — 3.9%
Choice Hotels International	578	66,302
H&R Block	2,216	99,720
Lululemon Athletica*	1,708	512,331
Malibu Boats, Cl A*	284	17,049
NVR*	42	173,883
Skyline Champion*	687	38,932
Williams-Sonoma	941	139,974
XPEL*	270	18,503
		1,066,694
Consumer Staples — 5.4%
Colgate-Palmolive	11,870	928,353
Medifast	188	23,590
Monster Beverage*	5,604	497,803
		1,449,746
Energy — 5.5%
Coterra Energy	11,141	344,368
Magnolia Oil & Gas, Cl A	2,833	67,624
Matador Resources	1,594	95,002
Pioneer Natural Resources	3,237	819,673
Texas Pacific Land	91	167,482
		1,494,149
Financials — 3.6%
Arch Capital Group*	4,980	227,686
Cohen & Steers	345	24,626
Everest Re Group	538	144,749
Houlihan Lokey, Cl A	974	76,459
Kinsale Capital Group	288	73,031
MarketAxess Holdings	520	129,267
Moelis, Cl A	1,090	45,409
PJT Partners	518	35,856
Tradeweb Markets, Cl A	3,242	225,611
		982,694
Health Care — 26.7%
ABIOMED*	649	168,273
AmerisourceBergen, Cl A	2,131	312,319
Chemed	204	97,143
Corcept Therapeutics*	1,285	33,179
Edwards Lifesciences*	8,440	760,444
Exelixis*	4,396	77,985
Globus Medical, Cl A*	1,345	79,611
Halozyme Therapeutics*	2,022	82,356
Horizon Therapeutics*	3,091	183,018
Incyte*	2,601	183,188

Description	Shares	Fair Value
Health Care (continued)
Merck	14,286	$1,219,453
Meridian Bioscience*	602	19,619
Mettler-Toledo International*	314	380,712
Moderna*	4,791	633,706
Neurocrine Biosciences*	1,201	125,661
Regeneron Pharmaceuticals*	1,474	856,482
STAAR Surgical*	678	64,132
Tandem Diabetes Care*	1,042	47,661
Veeva Systems, Cl A*	2,169	432,325
Vertex Pharmaceuticals*	3,223	908,113
Waters*	848	253,213
West Pharmaceutical Services	1,043	309,448
		7,228,041
Industrials — 10.2%
Atkore*	586	49,464
Copart*	3,040	363,737
Expeditors International of Washington	2,315	238,190
Exponent	717	67,298
Landstar System	503	73,755
Lockheed Martin	2,635	1,106,991
Mueller Industries	779	49,209
NV5 Global*	192	27,026
Old Dominion Freight Line	1,359	368,846
Robert Half International	1,526	117,455
Rollins	3,413	115,223
Trex*	1,560	72,992
TriNet Group*	509	41,942
UFP Industries	843	66,926
		2,759,054
Information Technology — 37.9%
Accenture PLC, Cl A	3,199	922,783
ACI Worldwide*	1,735	41,120
Adobe*	2,284	852,937
Apple	8,391	1,319,233
Badger Meter	415	39,296
Cadence Design Systems*	3,716	645,729
Datadog, Cl A*	3,971	416,756
Fortinet*	11,311	550,733
Jabil	1,754	105,767
Jack Henry & Associates	1,005	193,161
KLA	2,093	720,264
Kulicke & Soffa Industries	773	32,497
Lightwave Logic*	1,655	13,190
Manhattan Associates*	871	123,037
Mastercard, Cl A	2,769	898,181
Microsoft	3,887	1,016,334
Monolithic Power Systems	612	277,346
Power Integrations	819	58,583
Qualys*	495	75,191
Silicon Laboratories*	469	58,780

6 Meridian

Quality Growth ETF

Schedule of Investments

August 31, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology (continued)
SPS Commerce*	496	$60,572
Synopsys*	2,122	734,254
Texas Instruments	6,775	1,119,298
		10,275,042
Materials — 1.7%
CF Industries Holdings	2,705	279,859
Louisiana-Pacific	1,148	62,256
Royal Gold	913	83,905
Warrior Met Coal	779	25,356
		451,376

Total Common Stock
(Cost $29,349,477)		26,984,982

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 2.22%(A)	99,937	99,937

Total Short-Term Investment (Cost $99,937)		99,937

Total Investments - 100.0%
(Cost $29,449,414)		$27,084,919

Percentages are based on Net Assets of $27,077,727.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of August 31, 2022.

Cl — Class
PLC — Public Limited Company

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

MER-QH-001-0500